Nature of Business and Organization (Details) - USD ($)			12 Months Ended
	Aug. 20, 2021	Jul. 20, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Sep. 02, 2021
Nature of Business and Organization [Line Items]
Net revenue percentage			3.00%
Gross proceeds					$ 22,673,485
Conversion of principal amount					$ 301,085
Regencell Bioscience Asia Limited [Member]
Nature of Business and Organization [Line Items]
Equity interest						60.00%
Mr. Yat-Gai [Member]
Nature of Business and Organization [Line Items]
Conversion of principal amount	$ 3,250,000
Conversion of principal per share (in Dollars per share)	$ 9.5
Ordinary Shares [Member] | Mr. Yat-Gai [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)	342,105
IPO [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)	325,000	2,300,000
Sale of stock, price per share (in Dollars per share)		$ 9.5
Gross proceeds		$ 21,850,000
Net proceeds	$ 2,850,000	$ 19,820,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)	325,000